Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

(a)	Contingencies
APUC and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider APUC’s exposure to such litigation to be material to these financial statements, with the exception of those matters described below. Accruals for any contingencies related to these items are recorded in the financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.

i)
On October 21, 2011 the Québec Court of Appeal ordered a subsidiary of APUC to pay approximately $5,400 (including interest) to the government of Québec relating to water lease payments that the APUC subsidiary has been paying to the St. Lawrence Seaway Management Corporation (“Seaway Management”) under its water lease with Seaway Management in prior years.

The water lease with Seaway Management contains an indemnification clause which management believes mitigates this claim and management intends to vigorously defend its position. As a result, the probability of loss, if any, and its quantification cannot be estimated at this time but could range from $nil to $6,000. In 2012, the Company paid an amount of $1,884 to the government of Québec in relation to the early years covered by the claim in order to mitigate the impact of accruing interests on any amount ultimately determined to be payable or recoverable.

ii)
The normal ongoing operations and historic activities of the Company are subject to various federal, state and local environmental laws and regulations and are regulated by agencies such as the United States Environmental Protection Agency, the New Hampshire Department of Environmental Services and the Massachusetts Department of Environmental Protection.

23.	Commitments and contingencies (continued)

(a)	Contingencies (continued)

ii)
Like most other industrial companies, the gas and electric distribution utilities generate some hazardous wastes. Under federal and state laws, potential liability for historic contamination of property may be imposed on responsible parties jointly and severally, without fault, even if the activities were lawful when they occurred. In the case of regulated utilities these costs are often allowed in rate case proceedings to be recovered from rate payers over a specified period.

Prior to their acquisition by Liberty Utilities, EnergyNorth Gas, Granite State Electric and New England Gas Systems were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historic operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.. The Company believes that obligations imposed on it because of those sites will not have a material impact on its results of operations or financial position.
The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $77,729 which at discount rates ranging from 3.8% to 4.5% represents the recorded accrual of $69,555 at December 31, 2013 (December 31, 2012 - $57,340). Following resolution of certain environmental liabilities subsequent to year-end, the remaining undiscounted, unescalated costs of these MGP-related environmental cleanup activities should be reduced by $4,200 with a corresponding reduction to the related regulatory asset.
By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, at December 31, 2013 the Company has reflected a regulatory asset of $80,438 (December 31, 2012 - $59,789) for the MGP and related sites (note 7(a)).
Estimated cash flows for site investigation and remediation costs in the next five years and thereafter are as follows:

2014	$10,111
2015	27,285
2016	17,873
2017	2,128
2018	1,784
Thereafter to 2046	18,548
$77,729

(b)	Commitments
In addition to the commitments related to the proposed acquisitions disclosed in note 3 the following significant commitments exist at December 31, 2013.
As a result of the dam safety legislation passed in Quebec (Bill C93), APUC has completed technical assessments on its hydroelectric facility dams owned or leased within the Province of Quebec. The assessments have identified a number of remedial measures required to meet the new safety standards. APUC currently estimates further capital expenditures of approximately 15,400 over a period of five years related to compliance with the legislation.

23.	Commitments and contingencies (continued)

(b)	Commitments (continued)
APUC has outstanding purchase commitments for power purchases, gas delivery, service and supply, service agreements, capital project commitments and operating leases. Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Purchased power	$64,626	$46,865	$—	$—	$—	$—	$111,491
Gas delivery, service and supply agreements	42,125	26,364	13,812	9,869	9,476	54,495	156,141
Service agreements	24,130	24,371	28,922	29,639	27,897	498,342	633,301
Capital projects	49,337	2,260	—	—	—	—	51,597
Operating leases	5,125	4,551	3,944	3,733	3,551	85,213	106,117
Total	$185,343	$104,411	$46,678	$43,241	$40,924	$638,050	$1,058,647

Calpeco Electric System has entered into a five year all-purpose power purchase agreement with NV Energy to provide its full electric requirements at NV Energy’s “system average cost” rates. The PPA has an effective starting date of January 1, 2011 with a five year renewal option. The commitment amounts included in the table above are based on market prices as of December 31, 2013. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism. Granite State Electric System has several types of contracts for the purchase of electric power. Substantially all of these contracts require power to be delivered before the Company is obligated to make payment.
Subsequent to year-end on March 11, 2014, APCo entered into a Turbine Supply Agreement with a counterparty with respect to the Morse Wind Project. Amounts related to this contract are included in the above table.